Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Summary of Intangible Assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2023	218,311	672,753	1,052,244	169,811	2,113,119
Addition	—	—	186,222	—	186,222
Transfer	—	754,407	(754,407)	—	—
At December 31, 2023 and January 1, 2024	218,311	1,427,160	484,059	169,811	2,299,341
Addition	—	—	204,271	—	204,271
Transfer	—	117,629	(117,629)	—	—
At December 31, 2024	218,311	1,544,789	570,701	169,811	2,503,612
Accumulated amortization
At January 1, 2023	5,675	105,920	—	—	111,595
Amortization	—	109,913	—	—	109,913
At December 31, 2023 and January 1, 2024	5,675	215,833	—	—	221,508
Amortization	—	201,420	—	—	201,420
At December 31, 2024	5,675	417,253	—	—	422,928
Accumulated impairment
At December 31, 2023 and January 1, 2024	—	126,700	—	—	126,700
Impairment losses	—	—	31,130	—	31,130
At December 31, 2024	—	126,700	31,130	—	157,830
Net carrying amount
At December 31, 2023	212,636	1,084,627	484,059	169,811	1,951,133
At December 31, 2024	212,636	1,000,836	539,571	169,811	1,922,854
US$’000	29,641	139,513	75,214	23,671	268,039

Summary of carrying amount of goodwill allocated	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Yuchai manufacturing business	212,636	212,636	29,641